Subsequent Events (Details) - Subsequent Event $ in Millions	1 Months Ended
	Apr. 30, 2018 USD ($)	Jan. 31, 2018 loan
Particle
Subsequent Events
Number of extended short-term unsecured loans | loan		2
Extended maturity of short-term unsecured loans		6 months
Long De
Subsequent Events
Assignment price of the August 2016 Loan | $	$ 17.0